Schedule of Supplemental Balance Sheet Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Right-of-use assets, net	$ 4,576	$ 199	$ 216	$ 88
Right-of-use lease liabilities, current	956	44	42	90
Right-of-use lease liabilities, noncurrent	3,546	305	173	5
Total operating lease liabilities	4,502	349	215	95
Machinery and equipment, gross	423	417	281	205
Accumulated depreciation	(211)	(173)	(140)	(119)
Machinery and equipment, net	212	244	141	86
Current liabilities	70	72	50	46
Noncurrent liabilities	110	142	76	38
Total financing lease liabilities	$ 180	$ 214	$ 126	$ 84
Weighted average remaining lease term, Operating leases (in years)	3 years 8 months 12 days	4 years 3 months 18 days	4 years 8 months 12 days	6 months
Weighted average remaining lease term, Financing leases (in years)	3 years 1 month 6 days	3 years 6 months	3 years 3 months 18 days	2 years 7 months 6 days
Operating leases	11.80%	5.90%	5.90%	5.70%
Financing leases	8.70%	9.14%	13.70%	17.46%